Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss			$ (31,904,000)	$ (14,478,000)	$ (32,843,000)	$ (32,361,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity instruments issued for services and compensation			9,386,000	1,946,000	7,078,000	3,450,000
Inducement expense			0	5,127,000	8,307,000	0
Bad debt expense			0	200,000	494,000	0
Accretion of debt discount			3,588,000	2,276,000	2,857,000	0
Amortization of debt issuance cost and debt discount			5,210,000	2,496,000
Paid-in-Kind Interest			1,341,000	0	0
(Gain) loss in fair value of derivative instruments			2,073,000	(125,000)	1,222,000	(1,638,000)
Loss in fair value of conditionally redeemable 6% preferred stock			41,000	778,000	701,000	(514,000)
Depreciation, depletion, accretion and amortization			2,504,000	562,000	1,600,000	600,000
Depreciation, depletion, amortization and accretion of asset retirement obligation					1,698,000	584,000
Gain on extinguishment of debt			0	(250,000)	(250,000)	0
Gain on modification of convertible debt					(602,000)	0
Impairment of evaluated oil and gas properties					4,718,000	24,478,000
Accretion of asset retirement obligation			44,000	6,000	132,000	10,000
Amortization of deferred financing cost			1,622,000	220,000	328,000	52,000
Changes in operating assets and liabilities:
Accounts receivable			(1,756,000)	209,000	(1,264,000)	(120,000)
Prepaid and other assets			(479,000)	(189,000)
Other assets					1,554,000	57,000
Accounts payable, accrued expenses and other liabilities			6,170,000	1,972,000	(307,000)	2,027,000
Net cash used in operating activities			(7,414,000)	(1,752,000)	(6,309,000)	(3,951,000)
Cash flows from investing activities:
Acquisition and development of oil and natural gas properties			(15,485,000)		(546,000)	0
Cash advance to Brushy Resources, Inc.			0	(552,000)	0	(1,750,000)
Cash consideration for Brushy merger, net of cash acquired					(2,302,000)	0
Net proceeds from sale of DJ Basin properties			1,082,000	0
Capital expenditures			(40,280,000)	0	(16,828,000)	(98,000)
Restricted cash			(645,000)	(1,918,000)	0	145,000
Net cash used in investing activities			(39,843,000)	(2,470,000)	(19,130,000)	(1,703,000)
Cash flows from financing activities:
Net proceeds from issuance of Series B Preferred Stock			0	16,095,000	18,195,000	0
Proceeds from issuance of convertible notes			0	2,863,000
Proceeds from exercise of accordion feature of the First Lien Term Loan, net of financing costs			6,706,000	0	31,000,000	0
Proceeds from Bridge Loan and Second Lien Term Loan, net of financing costs			94,700,000	0
Repayment of the First Lien Term Loan			(38,100,000)
Repayment of conditionally redeemable 6% preferred stock including dividends			2,277,000
Proceeds from warrant exercise			164,000	143,000	187,000	0
Proceeds from exercise of stock options			228,000	0
Payments Related to Tax Withholding for Share-based Compensation			(1,555,000)	0
Proceeds from private placement, net of financing costs			18,400,000	0
Dividend payments on preferred stock					0	(180,000)
Debt issuance costs					(1,299,000)	(266,000)
Proceeds from bridge notes, net					2,863,000	5,950,000
Repayment of debt					(13,879,000)	(250,000)
Repayment of notes payable			(8,000)	(8,500,000)
Net cash provided by financing activities			78,258,000	10,601,000	37,067,000	5,254,000
Increase in cash			31,001,000	6,379,000	11,628,000	(400,000)
Cash and cash equivalents at beginning of period	$ 110,000	$ 510,000	11,738,000	110,000	110,000	510,000
Cash and cash equivalents at end of period			42,739,000	6,489,000	11,738,000	110,000	$ 510,000
Supplemental disclosure of cash flow information
Cash paid during the period for interest			$ 1,318,000	217,000	762,000	365,000
Brushy Resources, Inc [Member]
Cash flows from operating activities:
Net loss	(3,325,000)	(2,689,000)				(65,764,766)	(2,760,920)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity instruments issued for services and compensation	206,000	506,000				1,124,700	1,473,800
Depreciation, depletion, accretion and amortization	718,000	2,507,000				22,510,290	10,140,152
Impairment of evaluated oil and gas properties	0	0				55,753,481	4,428,378
Deferred income taxes	0	(288,000)				(14,039,742)	(1,506,168)
Accretion of asset retirement obligation	63,000	63,000				187,183	319,703
Change in fair value of derivative contracts	733,000	202,000				1,032,955	(1,880,107)
Amortization of deferred financing cost	7,000	54,000				438,535	192,739
Write off deferred offering costs						537,927	0
Loss on disposal of fixed assets	0	2,000				(2,375,333)	(2,115,916)
Changes in operating assets and liabilities:
Accounts receivable	316,000	631,000				759,132	(82,079)
Joint interest receivable	10,000	135,000				336,500	(447,627)
Prepaid and other assets	(65,000)	15,000				100,776	71,808
Accounts payable, accrued expenses and other liabilities	(117,000)	(2,151,000)				37,345	(1,134,686)
Joint interest revenues payable	7,000	(118,000)				188,899	(138,856)
Net cash used in operating activities	(1,447,000)	(1,131,000)				827,882	6,560,221
Cash flows from investing activities:
Development of oil and natural gas properties						(5,101,544)	(16,492,626)
Acquisition and development of oil and natural gas properties	(90,000)	(316,000)
Acquisition of oil and natural gas properties	(4,000)	0				0	(16,803,448)
Proceeds from sale of oil and natural gas properties	0	3,000				7,083,778	1,891,743
Acquisition of other property and equipment						0	(9,495)
Oil and natural gas abandonment costs						0	(27,345)
Net cash used in investing activities	(94,000)	(313,000)				1,982,234	(31,441,171)
Cash flows from financing activities:
Proceeds from notes payable	608,000	0				9,750,000	24,060,170
Debt issuance costs						(229,937)	(210,612)
Deferred offering costs	0	(7,000)				(7,310)	(86,231)
Repayment of notes payable	(1,042,000)	(765,000)				(13,058,030)	(1,102,367)
Net cash provided by financing activities	(434,000)	(772,000)				(3,545,277)	22,660,960
Net (decrease) in cash	(1,975,000)	(2,216,000)				(735,161)	(2,219,990)
Cash and cash equivalents at beginning of period	2,839,000	3,574,000		$ 2,839,000	$ 2,839,000	3,574,000	5,794,417
Cash and cash equivalents at end of period	864,000	1,138,000				2,839,000	3,574,000
Supplemental disclosure of cash flow information
Cash paid during the period for taxes						12,766	3,835
Cash paid during the period for interest	451,000	270,000				829,153,000	2,231,137
Supplemental disclosure of non-cash investing transactions
Payables related to oil and natural gas capitalized expenditures	$ 102,000	$ 298,000				3,131,917	1,537,638
Capitalized asset retirement cost						(41,574)	849,181
Payable settled through asset sales						$ 0	$ 3,872,674